As filed with the Securities and Exchange Commission on May 9, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09035

The Barrett Funds
(Exact name of registrant as specified in charter)

90 Park Avenue, New York, NY 10016
(Address of principal executive offices) (Zip code)

Peter H. Shriver, President
Barrett Associates, Inc.
90 Park Avenue, New York, NY 10016
(Name and address of agent for service)

212-983-5080
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: March 31, 2006

Item 1. Schedule of Investments.

BARRETT

GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2006
(Unaudited)		Market
Shares		Value
	COMMON STOCKS - 98.04%
	BASIC INDUSTRY - 22.26%
	Energy - 12.29%
4,000	Apache Corporation	$262,040
4,500	BP p.l.c. ADR	310,230
6,000	Exxon Mobil Corporation	365,160
5,000	Murphy Oil Corporation	249,100
7,000	Schlumberger Limited	885,990
8,000	XTO Energy, Inc.	348,560
		2,421,080
	Industrial - 8.53%
12,000	Donaldson Company, Inc.	405,480
11,000	General Electric Company	382,580
5,000	L-3 Communications Holdings, Inc.	428,950
8,000	United Technologies Corporation	463,760
		1,680,770
	Transportation - 1.44%
9,000	UTI Worldwide, Inc.	284,400
	Total Basic Industry	4,386,250
	CONSUMER PRODUCTS & SERVICES - 16.06%
	Consumer Products - 6.38%
10,000	eBay Inc. (a)	390,600
7,500	PepsiCo, Inc.	433,425
7,500	The Procter & Gamble Company	432,150
		1,256,175
	Media & Entertainment - 4.15%
8,000	Electronic Arts Inc. (a)	437,760
11,000	Univision Communications Inc. (a)	379,170
		816,930
	Retailing - 5.53%
8,500	Chico's FAS, Inc. (a)	345,440
6,000	Target Corporation	312,060
10,000	Walgreen Co.	431,300
		1,088,800
	Total Consumer Products & Services	3,161,905
	FINANCIAL SERVICES - 13.78%
	Financial Services - 12.39%
8,000	Citigroup, Inc.	377,840
5,500	The Goldman Sachs Group, Inc.	863,280
5,600	Moody's Corporation	400,176
5,000	State Street Corporation	302,150
6,000	Zions Bancorporation	496,380
		2,439,826
	Real Estate Investment Trust - 1.39%
5,000	Developers Diversified Realty Corporation	273,750
	Total Financial Services	2,713,576
	HEALTH CARE - 19.82%
	Biotechnology - 8.60%
5,800	Amgen, Inc. (a)	421,950
4,000	Genentech, Inc. (a)	338,040
6,500	Genzyme Corporation (a)	436,930
8,000	Gilead Sciences, Inc. (a)	497,760
		1,694,680
	Medical Devices & Services - 11.22%
7,000	Biomet, Inc.	248,640
10,000	Covance, Inc. (a)	587,500
9,500	Medtronic, Inc.	482,125
10,000	Stryker Corporation	443,400
8,000	Varian Medical Systems, Inc. (a)	449,280
		2,210,945
	Total Health Care	3,905,625
	INFORMATION SERVICES - 10.74%
	Business Services - 7.89%
5,000	Automatic Data Processing, Inc.	228,400
6,000	Cognizant Technology Solutions Corporation (a)	356,940
10,000	First Data Corporation	468,200
12,000	Paychex, Inc.	499,920
		1,553,460
	Computer Services & Outsourcing - 2.85%
6,000	CACI International, Inc. (a)	394,500
3,000	Computer Sciences Corporation (a)	166,650
		561,150
	Total Information Services	2,114,610
	Software/Electronics - 12.63%
	Electronics - 6.33%
12,500	Dell, Inc. (a)	372,000
12,000	Linear Technology Corporation	420,960
12,500	Microchip Technology Incorporated	453,750
		1,246,710
	Software - 6.30%
5,000	Autodesk, Inc. (a)	192,600
800	Google, Inc. (a)	312,000
12,000	Microsoft Corporation	326,520
30,000	Oracle Corporation (a)	410,700
		1,241,820
	Total Software/Electronics	2,488,530
	Telecommunication Services & Equipment - 2.75%
	Telecommunications & Data Network Equipment - 2.75%
25,000	Cisco Systems, Inc. (a)	541,750
	Total Telecommunication Services & Equipment	541,750
	Total Common Stocks (Cost $13,968,608)	19,312,246
Principal
Amount		Value
	VARIABLE RATE DEMAND NOTES # - 1.41%
$143,773	American Family, 4.47%	143,773
134,176	U.S. Bank, N.A., 4.57%	134,176
	Total Variable Rate Demand Notes (Cost $277,949)	277,949
	Total Investments (Cost $14,246,557) - 99.45%	19,590,195
	Other Assets in Excess of Liabilities- 0.55%	107,824
	Total Net Assets - 100.00%	$19,698,019

	(a) Non-income producing security.
	# Variable rate demand notes are considered short-term obligations and are payable on demand at the market value.
	Interest rates change periodically at specified dates. The rates shown are as of March 31, 2006.
	ADR - American Depository Receipt

The cost basis of investments for federal income tax purposes at March 31, 2006 was as follows*:

Cost of investments	$14,246,557
Gross unrealized appreciation	5,602,982
Gross unrealized depreciation	(259,337)
Net unrealized appreciation	$5,343,645

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Barrett Funds

By (Signature and Title) /s/ Peter H. Shriver
                                                                 Peter H. Shriver, President

Date   5/3/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Peter H. Shriver
                                                                      Peter H. Shriver, President

Date   5/3/06
By (Signature and Title)*    /s/ Robert J. Voccola
                                                                       Robert J. Voccola, Treasurer

Date    5/3/06

* Print the name and title of each signing officer under his or her signature.